Employee benefits - Labor expenses - Components - Tabular disclosure (Details) € in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€) employee	Dec. 31, 2017 EUR (€) employee	Dec. 31, 2016 EUR (€) employee
Employee benefits [abstract]
Average number of employees (full-time equivalents) | employee	135,943	138,038	141,257
Wages and employee benefit expenses	€ (8,828)	€ (8,402)	€ (8,625)
o/w wages and salaries	(6,017)	(5,986)	(6,074)
o/w social security charges	(2,068)	(2,121)	(2,104)
o/w French part-time for senior plans	(773)	(310)	(432)
o/w capitalized costs	842	839	809
o/w other labor expenses	(812)	(824)	(824)
Employee profit sharing	(180)	(183)	(180)
Share-based compensation	(66)	11	(61)
Total employee benefits expense	(9,074)	(8,574)	(8,866)
Net interest on the net defined liability	(16)	(21)	(28)
Actuarial losses/(gains) arising from changes of assumptions	€ 45	€ 16	€ (80)